Document and Entity Information	May 17, 2021
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	May 17, 2021
Entity File Number	001-39142
Entity Registrant Name	PORCH GROUP, INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	83-2587663
Entity Address, Address Line One	2200 1st Avenue South
Entity Address, Adress Line Two	Suite 300
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98134
City Area Code	855
Local Phone Number	767-2400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.0001
Trading Symbol	PRCH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001784535
Amendment Flag	false